SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenues (FY) (Details) $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2023 USD ($) Customer		Jun. 30, 2022 USD ($) Customer		Dec. 31, 2022 USD ($) item		Dec. 31, 2021 USD ($) item		Dec. 31, 2020 USD ($) item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred Revenues		$ 29,200		$ 67,300		$ 102,300		$ 11,100		$ 10,300
Revenue		166,403		$ 179,619		333,342		394,661		$ 186,387
Contract liabilities		$ 155,572				$ 182,297		$ 213,449
Number of Major Customers		0		0		0		0		0
Customer One [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of entity's revenue		22.18%		15.74%		20.07%		1.53%		0.00%
Proprietary mining
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue						$ 62,359		$ 191,693		$ 88,493
Brand of AntPool [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of entity's revenue						0.24%		0.72%		24.44%
Brand of BTC [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of entity's revenue						14.94%		44.68%		22.81%
Hash Rate Subscription [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		$ 21,877		$ 46,861		$ 77,862		$ 53,952		$ 31,389
Electricity Subscription [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		13,994		24,583		39,525		35,113		45,242
Additional consideration from acceleration plan arrangements [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		168		3,449		3,954		35,140		1,657
Sale of mining machines
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		2		442		705		45,693		15,844
Cloud Hosting Arrangements [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		1,805	[1]	6,787	[1]	12,723	[2]	7,568	[2]	2,929	[2]
General Hosting [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		49,911		53,000		99,251		18,312
Membership Hosting [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		40,435				26,056
Other Products [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	[3]	$ 3,498		$ 3,487		$ 10,907		$ 7,190		$ 833

[1]	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the periods ended June 30, 2022 and 2023.
[2]	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the years ended December 31, 2020, 2021 and 2022.
[3]	Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, and the sale of mining machine peripherals.Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, and the sale of mining machine peripherals.